SCHEDULE OF FAIR VALUE OF WARRANT LIABILITY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Warrants and Rights Outstanding	$ 0	$ 0	$ 0	$ (930)
Fair Value Adjustment of Warrants	(0)	(0)	(0)	930,000
Warrants and Rights Outstanding	$ (0)	$ (0)	$ (0)	$ (0)